Income Taxes (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Taxes (Details) [Line Items]
Income tax rate	16.50%
Amount of assessable profits (in Dollars)	$ 2
Lower tax rate of assessable profits	8.25%
Statutory income tax rate percentage	25.00%
Tax benefit percentage	50.00%
HONG KONG
Income Taxes (Details) [Line Items]
Income tax rate	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate percentage	25.00%
High and New Technology Enterprise [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate percentage					15.00%
Huadi Steel Group Limited [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate percentage		15.00%	15.00%	15.00%